State Street Clarion Global Infrastructure & MLP Fund
STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP FUND
Investment Objective
The investment objective of the State Street Clarion Global Infrastructure & MLP Fund (the “Global Infrastructure & MLP Fund” or the “Fund”) is to provide long-term total return.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 20 of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Clarion Global Infrastructure & MLP Portfolio (the “Global Infrastructure & MLP Portfolio” or the “Portfolio”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees State Street Clarion Global Infrastructure & MLP Fund	Class A		Class C		Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses State Street Clarion Global Infrastructure & MLP Fund		Class A	Class C	Class I	Class K
Management Fee	[1]	0.90%	0.90%	0.90%	0.90%
Distribution and Shareholder Service (12b-1) Fees	[1]	0.25%	1.00%	none	none
Other Expenses	[1]	0.62%	0.62%	0.62%	0.42%
Total Annual Fund Operating Expenses	[1]	1.77%	2.52%	1.52%	1.32%
Fee Waiver and/or Expense Reimbursement	[1][2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.65%	2.40%	1.40%	1.20%
[1]	Amounts reflect the total expenses of the Portfolio and the Fund.
[2]	The Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that the total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 1.20% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example State Street Clarion Global Infrastructure & MLP Fund (USD $)	1 Year	3 Years
Class A	684	1,034
Class C	343	765
Class I	143	469
Class K	122	398

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption State Street Clarion Global Infrastructure & MLP Fund (USD $)	1 Year	3 Years
Class A	684	1,034
Class C	243	765
Class I	143	461
Class K	122	398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Global Infrastructure & MLP Portfolio, the Fund bears its ratable share of the transaction costs associated with the portfolio turnover for the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. During its fiscal year ended December 31, 2013, the performance predecessor to the Fund (the “predecessor fund”) had a portfolio turnover rate of 99.5%.
Principal Investment Strategies
The Fund invests in infrastructure companies located anywhere in the world, including infrastructure companies organized as master limited partnerships (“MLPs”). The Fund considers a company to be an “infrastructure company” if CBRE Clarion Securities LLC (“CBRE Clarion” or the “Sub-Adviser”), the sub-adviser to the Fund, determines that the company derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, or operation of infrastructure assets.

Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports and seaports), utility assets (such as regulated power generation assets, contracted wind or solar power generation assets, electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities and other facilities used for gathering, processing or transporting hydrocarbon products) and communications assets (such as communications towers and satellites). Energy assets may be owned and operated by energy infrastructure MLPs. The Fund may invest in MLPs whose assets are used in exploring, developing, producing, generating, transporting (including marine), transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that operate terminals or provide energy-related equipment or services.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Global Infrastructure & MLP Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

The Sub-Adviser utilizes a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocations with bottom-up individual stock selection. The Sub-Adviser first selects infrastructure sectors in certain geographic regions in which to invest, and determines the desired degree of representation of such sectors and regions, through a systematic evaluation of the regulatory environment and outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Sub-Adviser then uses an in-house valuation process to identify investments whose risk-adjusted returns it believes are compelling relative to their peers. The Sub-Adviser’s in-house valuation process examines several factors, including the company’s management and strategy, the stability and growth potential of cash flows and dividends, the location of the company’s assets, the regulatory environment in which the company operates and the company’s capital structure. The Sub-Adviser may sell a security if it believes that there has been a negative change in the fundamental factors surrounding the company, if it believes that region or sector weights should change to reflect a revised top-down view, or if more attractive alternatives exist.

While the Fund expects to invest primarily in common stocks (in addition to its MLP investments), the Fund may also invest in other equity securities including depositary receipts having characteristics similar to common stocks, preferred stocks, convertible securities, and rights or warrants to buy common stocks. The Fund may hold a portion of its assets in high quality debt instruments, and in cash and cash instruments. The Fund may invest in companies and MLPs of any market capitalization. The Fund may purchase securities in their initial public offerings, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”)).

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by infrastructure companies and in MLP investments. The Fund will provide shareholders with at least 60 days’ prior notice of any material change in this 80% investment policy. The Fund is a non-diversified investment company.

The Fund will generally invest at least 40% of its assets in securities of issuers economically tied to countries other than the United States, which may include both developed and emerging markets countries, and will generally hold securities of issuers economically tied to at least three countries, which may include the United States.

The Fund intends to limit its investments in MLPs and related entities to the extent necessary to qualify as a regulated investment company (“RIC”) for tax purposes. Many MLPs and certain related entities are classified as “qualified publicly traded partnerships” (“QPTPs”) for tax purposes. In general, a RIC is not permitted to invest more than 25% of its total assets in QPTPs.
Principal Risks
General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.
  Currency Risk. Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.
  Debt Securities Risk. The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.
  Emerging Markets Risk. Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.
  Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.
  Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of the Fund’s assets can decline.
  IPO Risk. Securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired.
  Infrastructure-Related Companies Risk. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other conditions or events and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
  Large Shareholder Risk. To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that those shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.
  Liquidity Risk. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.
  Master/Feeder Structure Risk. The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Master Limited Partnership Risk. Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
  Market Risk. The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than may a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
  Non-U.S. Securities Risk. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Small and Mid-Cap Risk. Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.
  Stock Market Risk. Stock values could decline generally or could under-perform other investments.
  Tax Status Risk. The Fund’s ability to invest in MLPs and related entities that are treated as “qualified publicly traded partnerships” (“QPTPs”) for federal income tax purposes is limited by the Fund’s intent to qualify as a RIC. For these purposes, the Fund is limited to invest no more than 25% of the value of its total assets in securities of one or more QPTPs. The Fund intends to satisfy the requirements for qualification as a RIC and to limit its investments in QPTPs accordingly. Certain IRS determinations could potentially jeopardize the Fund’s ability to satisfy such requirements, potentially resulting in the imposition of corporate taxes on the Fund.
  Unconstrained Sector Risk. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.
  U.S. Government Securities Risk. Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Fund owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance shown in the bar chart and performance table below for all periods is the performance of the Fund’s performance predecessor. The Sub-Adviser has represented to the Fund that the predecessor fund was managed by the Sub-Adviser using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund and the Portfolio. However, the predecessor fund was not a registered investment company, so it was not subject to the same regulatory, investment and tax restrictions and requirements as the Fund and the Portfolio. If it had been, the predecessor fund’s performance might have been lower. The performance information in the bar chart has been adjusted to reflect the estimated fees and expenses of Class A shares of the Fund, which are greater than the actual fees and expenses incurred by the predecessor fund during the period shown. The performance information in the table has been adjusted to reflect the estimated fees and expenses of Class A, Class C, Class I and Class K shares of the Fund shown above (after fee waiver and/or expense reimbursement), which are greater than the actual fees and expenses incurred by the predecessor fund during the periods shown and adjusted for any applicable sales charge. The assets of its predecessor were contributed to the Fund on January __, 2015. The performance information below represents historical returns of the Fund’s performance predecessor and is not necessarily an indication of how the Fund will perform in the future. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Best Quarter – March 31, 2013: 6.31% Worst Quarter – June 30, 2013: 0.17% Year-to-Date – September 30, 2014 : 14.12%
Average Annual Total Returns For the Periods Ending December 31, 2013
Average Annual Total Returns State Street Clarion Global Infrastructure & MLP Fund	One Year	Since Inception	Inception Date
Class A	13.42%	11.20%	Mar. 01, 2012
Class A Return After Taxes on Sale or Redemption of Fund Shares	7.59%	8.63%	Mar. 01, 2012
Class C	17.95%	13.77%	Mar. 01, 2012
Class I	19.95%	14.77%	Mar. 01, 2012
Class K	20.15%	14.97%	Mar. 01, 2012
MSCI All Country World IMI Index	23.55%	15.01%	Mar. 01, 2012

Returns after taxes on distributions are not shown for periods prior to the Fund’s registration as a mutual fund because the Fund’s predecessor was not required to make distributions to its investors; the Fund expects to make sufficient distributions to qualify and be eligible for treatment as a regulated investment company for tax purposes.